Intangible assets - Breakdown of goodwill by region (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill
Goodwill	£ 5,016	£ 5,100
Impairment losses	3	22
North America
Goodwill
Goodwill	4,376	4,511
North America | Terminix CGU
Goodwill
Goodwill	2,744	2,863
Indefinite-lived brands	1,111	1,169
North America | US Pest Control
Goodwill
Goodwill	1,541	1,555
Europe
Goodwill
Goodwill	243	241
UK & Sub Saharan Africa
Goodwill
Goodwill	97	66
Asia & MENAT
Goodwill
Goodwill	189	196
Pacific
Goodwill
Goodwill	£ 111	£ 86